Shareholder Report, Average Annual Return (Details)		1 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	17 Months Ended	45 Months Ended	50 Months Ended	60 Months Ended	64 Months Ended	83 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000090392
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Lithium & Battery Tech ETF
C000100210
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
C000105277
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Social Media ETF
C000116930
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Guru<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ETF
C000112947
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X SuperIncome™ Preferred ETF
C000122244
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. ETF
C000152059
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X MSCI SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ETF
C000112948
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> REIT ETF
C000157108
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Renewable Energy Producers ETF
C000159972
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Catholic Values ETF
C000174155
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X MSCI SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE ETF
C000203264
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X E-commerce ETF
C000219588
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X S&P Catholic Values Developed ex-U.S. ETF
C000228847
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
C000228849
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
C000228853
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
C000228855
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
C000105363
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Disruptive Materials ETF
C000249892
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X Russell 2000 ETF
C000255445
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X U.S. Electrification ETF
C000259403
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X S&P 500 U.S. Market Leaders Top 50 ETF
C000259404
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X S&P 500 U.S. Revenue Leaders ETF
C000263350
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Christian Values ETF
Without Sales Load [Member] | C000090392
Average Annual Return [Line Items]
Average Annual Return, Percent					44.60%				8.58%					13.29%
Without Sales Load [Member] | C000100210
Average Annual Return [Line Items]
Average Annual Return, Percent					20.40%				4.81%					(0.40%)
Without Sales Load [Member] | C000105277
Average Annual Return [Line Items]
Average Annual Return, Percent					38.63%				2.53%					11.99%
Without Sales Load [Member] | C000116930
Average Annual Return [Line Items]
Average Annual Return, Percent					27.04%				11.15%					10.54%
Without Sales Load [Member] | C000112947
Average Annual Return [Line Items]
Average Annual Return, Percent					2.33%				2.47%					2.66%
Without Sales Load [Member] | C000122244
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.18%)				9.46%					2.91%
Without Sales Load [Member] | C000152059
Average Annual Return [Line Items]
Average Annual Return, Percent					26.06%				8.03%					3.30%
Without Sales Load [Member] | C000112948
Average Annual Return [Line Items]
Average Annual Return, Percent					9.34%				6.72%					1.95%
Without Sales Load [Member] | C000157108
Average Annual Return [Line Items]
Average Annual Return, Percent					15.08%				(4.44%)					2.97%
Without Sales Load [Member] | C000159972
Average Annual Return [Line Items]
Average Annual Return, Percent					21.59%				16.78%				14.68%
Without Sales Load [Member] | C000174155
Average Annual Return [Line Items]
Average Annual Return, Percent					32.01%				16.94%			8.62%
Without Sales Load [Member] | C000203264
Average Annual Return [Line Items]
Average Annual Return, Percent					26.48%				5.06%		12.70%
Without Sales Load [Member] | C000219588
Average Annual Return [Line Items]
Average Annual Return, Percent					20.40%				10.86%	10.04%
Without Sales Load [Member] | C000228847
Average Annual Return [Line Items]
Average Annual Return, Percent					23.76%			10.63%
Without Sales Load [Member] | C000228849
Average Annual Return [Line Items]
Average Annual Return, Percent					20.00%			9.57%
Without Sales Load [Member] | C000228853
Average Annual Return [Line Items]
Average Annual Return, Percent					16.60%			9.14%
Without Sales Load [Member] | C000228855
Average Annual Return [Line Items]
Average Annual Return, Percent					13.09%			8.14%
Without Sales Load [Member] | C000105363
Average Annual Return [Line Items]
Average Annual Return, Percent					53.32%		2.14%
Without Sales Load [Member] | C000249892
Average Annual Return [Line Items]
Average Annual Return, Percent					14.35%	16.58%
Without Sales Load [Member] | C000255445
Average Annual Return [Line Items]
Average Annual Return, Percent				25.93%
Without Sales Load [Member] | C000259403
Average Annual Return [Line Items]
Average Annual Return, Percent			10.52%
Without Sales Load [Member] | C000259404
Average Annual Return [Line Items]
Average Annual Return, Percent			17.71%
Without Sales Load [Member] | C000263350
Average Annual Return [Line Items]
Average Annual Return, Percent		2.64%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]				MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent					22.64%				14.61%					11.31%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]				MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent					22.64%				14.61%					11.31%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]				MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent					22.64%				14.61%					11.31%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%				17.64%					14.64%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%				17.64%					14.64%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%				17.64%					14.64%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]				MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent					27.91%				7.46%					7.69%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]				MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent					22.64%				14.61%					11.31%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]				MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent					22.64%				14.61%					11.31%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%				17.64%				15.17%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16],[17]				MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent					23.03%				12.33%			9.05%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18],[19]				MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent					22.64%				14.61%		13.11%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20],[21]				MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent					23.03%				12.33%	11.35%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%			12.19%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%			12.19%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%			12.19%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%			12.19%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26],[27]				MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent					22.64%		11.63%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent					21.45%	21.56%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent				14.28%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[30]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent			27.59%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent			27.59%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32]				S&P 500 Index (USD) (TR)
Average Annual Return, Percent		2.84%
Solactive Global Lithium Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]				Solactive Global Lithium Index (USD) (NR)
Average Annual Return, Percent					45.17%				9.06%					13.58%
Solactive Global SuperDividend® Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]				Solactive Global SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (USD) (NR)
Average Annual Return, Percent					20.96%				4.66%					(0.51%)
Solactive Social Media Total Return Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]				Solactive Social Media Total Return Index (USD) (NR)
Average Annual Return, Percent					39.54%				3.04%					12.61%
Solactive Guru Index® (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[33]				Solactive Guru Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> (USD) (NR)
Average Annual Return, Percent					27.52%				11.29%					10.73%
Global X U.S. High Yield Preferred Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[34]				Global X U.S. High Yield Preferred Index
Average Annual Return, Percent					2.89%				2.97%					3.16%
Indxx SuperDividend® U.S. Low Volatility Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]				Indxx SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Low Volatility Index (USD) (TR)
Average Annual Return, Percent					(0.66%)				10.01%					3.53%
MSCI Emerging Markets Top 50 Dividend Index (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10],[35]				MSCI Emerging Markets Top 50 Dividend Index (NR)
Average Annual Return, Percent					26.88%				9.05%					4.53%
Solactive Global SuperDividend REIT Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]				Solactive Global SuperDividend REIT Index (USD) (NR)
Average Annual Return, Percent					10.07%				7.28%					2.51%
Indxx Renewable Energy Producers Index (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14],[36]				Indxx Renewable Energy Producers Index (NR)
Average Annual Return, Percent					15.75%				(4.03%)					3.37%
S&P 500® Catholic Values Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Catholic Values Index (USD) (TR)
Average Annual Return, Percent					21.94%				17.11%				14.72%
MSCI EAFE Top 50 Dividend Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16],[17]				MSCI EAFE Top 50 Dividend Index (USD) (NR)
Average Annual Return, Percent					32.74%				17.48%			9.12%
Solactive E-commerce Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]				Solactive E-commerce Index (USD) (NR)
Average Annual Return, Percent					27.00%				5.49%		13.19%
S&P® Developed ex-U.S. Catholic Values Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]				S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Developed ex-U.S. Catholic Values Index (USD) (NR)
Average Annual Return, Percent					20.66%				11.17%	10.34%
NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]				NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)
Average Annual Return, Percent					24.17%			11.08%
NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]				NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)
Average Annual Return, Percent					21.23%			10.59%
Cboe S&P 500 Tail Risk Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24],[37]				Cboe S&P 500 Tail Risk Index (USD) (TR)
Average Annual Return, Percent					17.01%			9.66%
Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25],[38]				Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)
Average Annual Return, Percent					13.24%			8.50%
Solactive Disruptive Materials Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[27]				Solactive Disruptive Materials Index (USD) (NR)
Average Annual Return, Percent					54.39%		2.70%
Russell 2000 RIC Capped Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]				Russell 2000 RIC Capped Index (USD) (TR)
Average Annual Return, Percent					14.41%	16.66%
Global X U.S. Electrification Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[39]				Global X U.S. Electrification Index (USD) (NR)
Average Annual Return, Percent				26.53%
S&P 500® U.S. Revenue Market Leaders 50 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[30]				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Revenue Market Leaders 50 Index (USD) (TR)
Average Annual Return, Percent			10.70%
S&P 500® U.S. Revenue Leaders Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Revenue Leaders Index (USD) (TR)
Average Annual Return, Percent			17.80%
S&P 500 Christian Values Screened Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32]				S&P 500 Christian Values Screened Index (USD) (TR)
Average Annual Return, Percent		2.65%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[11]	ACWI – All Country World Index
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	ACWI – All Country World Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	EAFE – Europe, Australasia, and the Far East
[17]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[18]	ACWI – All Country World Index
[19]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[20]	EAFE – Europe, Australasia, and the Far East
[21]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[25]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[26]	ACWI – All Country World Index
[27]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[28]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[29]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[30]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[31]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[32]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[33]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[34]	Secondary Index performance reflects the performance of the S&P Enhanced Yield North American Preferred Stock Index through April 2, 2023, and the Global X U.S. High Yield Preferred Index thereafter. The performance above reflects results achieved pursuant to different principal investment strategies than the strategies currently employed by the Fund. If the Fund's current strategies had been in place prior to April 2, 2023, results shown would have been different.
[35]	The Fund changed its Secondary Index from the Indxx SuperDividend Emerging Markets Index to the MSCI Emerging Markets Top 50 Dividend Index on November 16, 2016 to enhance the Fund's exposure to emerging markets. Performance through November 15, 2016 reflects the performance of the Indxx SuperDividend Emerging Markets Index. Performance thereafter reflects the performance of the MSCI Emerging Markets Top 50 Dividend Index.
[36]	Performance reflects the performance of the Indxx Global YieldCo Index through November 18, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter. Effective February 1, 2021, the name of the Underlying Index changed from Indxx YieldCo & Renewable Energy Income Index to the Indxx Renewable Energy Producers Index.
[37]	CBOE – Chicago Board Options Exchange
[38]	CBOE – Chicago Board Options Exchange
[39]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).